Borrowings - Summary of Long Term Debt (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total notes payable	$ 25,668	$ 5,697	$ 828
Less current portion of notes payable	23,415	5,678	365
Long-term notes payable, net of current portion	2,253	19	463
Notes payable [Member]
Debt Instrument [Line Items]
Total notes payable	4,236	4,761	$ 828
Bridge loan [Member]
Debt Instrument [Line Items]
Total notes payable	$ 21,432
PPP loan [Member]
Debt Instrument [Line Items]
Total notes payable		$ 936